Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 478.7	$ 314.6
Additions	49.2	20.5
Business combinations	108.5	163.6
Transfer to right-of-use assets	(0.7)
Depreciation	(24.5)	(21.3)
Effect of foreign currency exchange rate changes	(1.1)	1.3
Carrying amount, Ending balance	610.1	478.7
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	169.4	116.0
Business combinations	60.8	53.5
Effect of foreign currency exchange rate changes		(0.1)
Carrying amount, Ending balance	230.2	169.4
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	199.8	136.0
Business combinations	19.5	63.5
Effect of foreign currency exchange rate changes	(0.1)	0.3
Carrying amount, Ending balance	219.2	199.8
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	47.2	40.9
Additions	44.3	20.5
Transfer to right-of-use assets	(0.7)
Depreciation	(13.7)	(14.2)
Effect of foreign currency exchange rate changes	(0.5)
Carrying amount, Ending balance	76.6	47.2
Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	4.9
Depreciation	(0.5)
Carrying amount, Ending balance	4.4
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	57.0	14.6
Business combinations	28.2	46.6
Depreciation	(8.6)	(5.3)
Effect of foreign currency exchange rate changes	(0.4)	1.1
Carrying amount, Ending balance	76.2	57.0
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	5.3	7.1
Depreciation	(1.7)	(1.8)
Effect of foreign currency exchange rate changes	(0.1)
Carrying amount, Ending balance	$ 3.5	$ 5.3